SmartETFs Dividend Builder ETF

Schedule of Investments

at September 30, 2025 (Unaudited)

Shares	Common Stocks: 99.6%	Value
	China: 2.6%
89,200	ANTA Sports Products Ltd	1,071,743

	France: 8.6%
16,233	Danone SA	1,413,187
10,221	Publicis Groupe	980,032
4,409	Schneider Electric SE	1,229,752
		3,622,971
	Germany: 2.8%
4,456	Deutsche Boerse AG	1,193,168

	Ireland: 2.8%
12,273	Medtronic PLC	1,168,881

	Sweden: 5.7%
36,832	Assa Abloy AB-B	1,277,609
66,055	Atlas Copco	1,114,772
		2,392,381

	Switzerland: 9.0%
20,192	ABB Ltd.	1,453,844
13,049	Nestle SA	1,197,702
3,521	Roche Holding AG	1,149,489
		3,801,035
	Taiwan: 3.6%
5,373	Taiwan Semiconductor Manufacturing Co., Ltd.	1,500,625

	United Kingdom: 10.4%
41,435	Diageo PLC	989,267
212,049	Haleon PLC	947,813
17,067	Reckitt Benckiser Group PLC	1,312,281
19,053	Unilever PLC	1,127,305
		4,376,666
	United States: 54.1%
5,900	AbbVie Inc.	1,366,086
10,890	Aflac Inc.	1,216,413
3,463	Arthur J Gallagher & Co.	1,072,630
1,139	BlackRock Inc.	1,327,926
4,110	Broadcom Inc.	1,355,930
17,836	Cisco Systems Inc.	1,220,339
4,642	CME Group Inc.	1,254,222
3,538	Eaton Corp. PLC	1,324,097
8,833	Emerson Electric Co.	1,158,713
4,345	Illinois Tool Works Inc.	1,133,002
7,210	Johnson & Johnson	1,336,878
2,717	Microsoft Corp.	1,407,270
19,028	Mondelez International Inc.	1,188,680
11,587	Otis Worldwide Corp.	1,059,399

SmartETFs Dividend Builder ETF

Schedule of Investments

at September 30, 2025 (Unaudited)

Shares	Common Stocks: 99.6%	Value
	Common Stocks (Continued)
	United States (Continued)
7,606	Paychex Inc.	$964,137
7,744	PepsiCo Inc.	1,087,567
6,676	Procter & Gamble Co./The	1,025,767
6,170	Texas Instruments Inc.	1,133,614
16,675	The Coca-Cola Co. - ADR	1,105,886
		22,738,556

	Total Common Stocks (Cost $30,104,787)	41,866,026

	Total Investments in Securities (Cost $30,104,787): 99.6%	41,866,026
	Other Assets in Excess of Liabilities: 0.4%	167,240
	Total Net Assets - 100.0%	$42,033,266

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company